GOODWILL - Schedule of goodwill (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Goodwill, beginning balance		$ 16,211,000	$ 265,062,000
Goodwill impairment	$ (248,900,000)	0	(248,851,000)	$ (54,199,000)
Goodwill, ending balance	16,211,000	16,211,000	16,211,000	265,062,000
Accumulated goodwill impairment	303,050,000	303,050,000	303,050,000	54,199,000
Piceance/DJ Basins
Goodwill [Roll Forward]
Goodwill, beginning balance		0	45,478,000
Goodwill impairment		0	(45,478,000)
Goodwill, ending balance	0	0	0	45,478,000
Accumulated goodwill impairment	45,478,000	45,478,000	45,478,000	0
Williston Basin
Goodwill [Roll Forward]
Goodwill, beginning balance		0	203,373,000
Goodwill impairment		0	(203,373,000)
Goodwill, ending balance	0	0	0	203,373,000
Accumulated goodwill impairment	257,572,000	257,572,000	257,572,000	54,199,000
Marcellus Shale
Goodwill [Roll Forward]
Goodwill, beginning balance		16,211,000	16,211,000
Goodwill impairment		0	0
Goodwill, ending balance	$ 16,211,000	$ 16,211,000	$ 16,211,000	$ 16,211,000